Income Taxes FEC Resources Inc. (FEC Resources Inc.)	12 Months Ended
Dec. 31, 2011
FEC Resources Inc.
Income Taxes

Note 13         Income Taxes

	December 31,	December 31,
	2011	2010
Income (loss) before income taxes	$435,290	$(2,925,257)

Tax expense (recovery) based on statutory rate of 26.5% (2010:28.5%)	115,000	(819,000)
Change in tax rates on deferred tax	(7,000)	103,000

Impact of foreign exchange as a result of a change in functional currency	20,000	-
Foreign currency adjustment on nonmonetary items	54,000	(118,000)
Non-deductible expenses	1,000	-
Non-taxable portion of capital loss (gain)	(111,000)	300,000
Changes in unrecognized deferred tax assets	(72,000)	549,000
Total income tax expense (recovery)	$-	$-

Changes to the federal and provincial tax rates were announced in 2011 which resulted in an adjustment to the opening carrying value of temporary differences.

The nature and tax effect of the temporary differences giving rise to the deferred tax assets and liabilities at December 31, 2011 and 2010 are summarized as follows:

	December 31, 2011	December 31, 2010

Non-capital losses	$1,680,000	$1,588,000
Investments	1,570,000	1,734,000
Unrecognized deferred tax assets	(3,250,000)	(3,322,000)
	$-	$-

As at December 31, 2011, the Company had estimated non-capital losses for Canadian tax purposes of $6,722,000 which may be carried forward to offset future years’ taxable income. These losses will expire as follows:

Year of Expiry	Taxable Losses
2014	$1,231,000
2015	1,670,000
2026	1,630,000
2027	38,000
2028	591,000
2029	489,000
2030	622,000
2031	451,000
6,722,000

The potential benefit of these carry-forward non-capital losses has not been recognized in these financial statements as it is not considered probable that sufficient future taxable profit will allow the deferred tax asset to be recovered.